Label	Element	Value
Exceed Structured Shield Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	exceed_SupplementTextBlock	All references to the Exceed Structured Shield Index Strategy Fund are hereby replaced with Exceed Defined Shield Index Fund.
Risk/Return [Heading]	rr_RiskReturnHeading	Exceed Structured Shield Index Strategy Fund